Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis (in thousands)			$ (41,863)	$ (19,627)
Weighted average number of outstanding shares, used to calculate basic net result per share			100,231,292	80,881,026
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares			100,231,292	80,881,026
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.24)	$ (0.28)	$ (0.42)	$ (0.24)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.24)	$ (0.28)	$ (0.42)	$ (0.24)